PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Balance at beginning	$ 702
Balance at ending	767	$ 702
Cost
PROPERTY AND EQUIPMENT, NET
Balance at beginning	1,897	1,759
Initially consolidated subsidiary	12	4
Additions	251	181
Deductions	(114)	(47)
Balance at ending	2,046	1,897
Accumulated depreciation
PROPERTY AND EQUIPMENT, NET
Balance at beginning	1,195	1,014
Additions, Accumulated depreciation	193	226
Deductions	(109)	(45)
Balance at ending	1,279	1,195
Computer equipment
PROPERTY AND EQUIPMENT, NET
Balance at beginning	230
Balance at ending	290	230
Computer equipment | Cost
PROPERTY AND EQUIPMENT, NET
Balance at beginning	656	523
Initially consolidated subsidiary	1	4
Additions	173	176
Deductions	(42)	(47)
Balance at ending	788	656
Computer equipment | Accumulated depreciation
PROPERTY AND EQUIPMENT, NET
Balance at beginning	426	381
Additions, Accumulated depreciation	109	90
Deductions	(37)	(45)
Balance at ending	498	426
Office furniture and equipment
PROPERTY AND EQUIPMENT, NET
Balance at beginning	93
Balance at ending	147	93
Office furniture and equipment | Cost
PROPERTY AND EQUIPMENT, NET
Balance at beginning	288	286
Initially consolidated subsidiary	7
Additions	64	2
Deductions	(38)
Balance at ending	321	288
Office furniture and equipment | Accumulated depreciation
PROPERTY AND EQUIPMENT, NET
Balance at beginning	195	174
Additions, Accumulated depreciation	17	21
Deductions	(38)
Balance at ending	174	195
Leasehold Improvements
PROPERTY AND EQUIPMENT, NET
Balance at beginning	379
Balance at ending	330	379
Leasehold Improvements | Cost
PROPERTY AND EQUIPMENT, NET
Balance at beginning	953	950
Initially consolidated subsidiary	4
Additions	14	3
Deductions	(34)
Balance at ending	937	953
Leasehold Improvements | Accumulated depreciation
PROPERTY AND EQUIPMENT, NET
Balance at beginning	574	459
Additions, Accumulated depreciation	67	115
Deductions	(34)
Balance at ending	$ 607	$ 574